Other Non-Current Liabilities - Disclosure of Other Non-Current Liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-current liabilities [abstract]
Consideration payable in relation to business acquisitions	₺ 475,879	₺ 359,554	₺ 358,304
Deferred revenue	22,180	303
Other non-current liabilities	₺ 498,059	₺ 359,857